Leases (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Capital Leased Assets

Assets acquired under capital leases at March 31, 2015 and 2016 are as follows:

Class of property	2015	2016
	Millions of yen
Buildings	¥18,757	¥13,616
Machinery, vehicles and tools	86,695	79,520
Accumulated depreciation	(59,554)	(52,971)

Total	¥45,898	¥40,165

Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2016 are as follows:

Year ending March 31	Millions of yen
2017	¥18,885
2018	13,748
2019	8,703
2020	5,297
2021	3,007
Thereafter	5,319

Total minimum lease payments	54,959
Less—Amount representing interest	12,618

Present value of net minimum lease payments	42,341
Less—Current obligation	14,711

Long-term capital lease obligations	¥27,630

Schedule of Future Minimum Rental Payments for Operating Leases

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2016 are as follows.

Year ending March 31	Millions of yen
2017	¥40,196
2018	28,621
2019	20,680
2020	15,499
2021	10,641
Thereafter	22,540

Total	¥138,177